Organization (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 31, 2023	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Organization and Business Operations [Line Items]
Forward purchase agreements					1,161,512		1,161,512
Purchase price per share (in Dollars per share)					$ 10		$ 10
Aggregate gross proceeds (in Dollars)					$ 15.7		$ 15.7
Additional shares					60,000		60,000
Subscription agreements					120,000		120,000
Aggregate gross proceeds (in Dollars)					$ 0.6		$ 0.6
Reimbursing sponsors shares				193,976			193,976
Counterparties issued additional shares				150,000			150,000
Holders shares	23,256,504
Closing holders shares					7,784,739		7,784,739
Redeem shares value (in Dollars)		$ 82.2		$ 82.2	$ 82.2		$ 82.2
Incurred net losses (in Dollars)			$ 4.1			$ 10.8	29.5	$ 9.2	$ 5.6
Accumulated deficit (in Dollars)		327.3		327.3	327.3		85.4
Cash and cash equivalents (in Dollars)		1.7		$ 1.7	$ 1.7		4.4
Redeemable convertible preferred stock (in Dollars)							$ 4.4
Common Stock [Member]
Organization and Business Operations [Line Items]
Purchase price per share (in Dollars per share)							$ 5
Ordinary shares outstanding					5,978,960		5,978,960
Minimum [Member]
Organization and Business Operations [Line Items]
Incurred net losses (in Dollars)		$ 51.0
Maximum [Member]
Organization and Business Operations [Line Items]
Incurred net losses (in Dollars)					$ 73.4
FACT Class A Ordinary Shares [Member]
Organization and Business Operations [Line Items]
Aggregate shares					6,300,000		6,300,000
Originally shares issued	34,500,000
Ordinary shares outstanding	11,243,496
Common stock shares		1		1	1		1
Class B Ordinary Share [Member]
Organization and Business Operations [Line Items]
Common stock shares		1		1	1		1
Solaria [Member]
Organization and Business Operations [Line Items]
Aggregate shares					420,000		420,000
PIPE Investors [Member]
Organization and Business Operations [Line Items]
Aggregate shares					1,570,000		1,570,000
PIPE Financing [Member]
Organization and Business Operations [Line Items]
Aggregate gross proceeds (in Dollars)					$ 3.5		$ 3.5
PIPE Subscription Agreement [Member]
Organization and Business Operations [Line Items]
Forward purchase agreements					60,000		60,000
Purchase price per share (in Dollars per share)					$ 5
Maxeon [Member]
Organization and Business Operations [Line Items]
Common stock shares		1,100,000		1,100,000	1,100,000		1,100,000
Solaria [Member]
Organization and Business Operations [Line Items]
Aggregate shares				25,494,332			25,494,332